Document and Entity Information	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	ELIEM THERAPEUTICS, INC.
Entity Central Index Key	0001768446
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	23515 NE Novelty Hill Road
Entity Address, Address Line Two	Suite B221 #125
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98053
City Area Code	425
Local Phone Number	276-2300
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELYM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false